Summary of Significant Accounting Policies (Details) - Schedule of Revenues Generated from Digital Asset Mining Business by Countries - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenues Generated from Digital Asset Mining Business by Countries [Line Items]
Total	$ 44,240,418	$ 32,270,689	$ 96,078,570
United States [Member]
Schedule of Revenues Generated from Digital Asset Mining Business by Countries [Line Items]
Total	36,733,222	31,132,771	33,573,412
Iceland [Member]
Schedule of Revenues Generated from Digital Asset Mining Business by Countries [Line Items]
Total	5,096,883
Canada [Member]
Schedule of Revenues Generated from Digital Asset Mining Business by Countries [Line Items]
Total	2,410,313	1,137,918	640,554
Hong Kong [Member]
Schedule of Revenues Generated from Digital Asset Mining Business by Countries [Line Items]
Total			$ 61,864,604